S000001269 [Member] Investment Objectives and Goals - INCOME EQUITY FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	INCOME EQUITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income and long-term capital appreciation.